N-2	12 Months Ended
Dec. 31, 2023 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001866874
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Cohen & Steers Real Estate Opportunities and Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
Cohen & Steers Real Estate Opportunities and Income Fund (the “Fund”) is a
non-diversified, closed-end management
investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is capital appreciation. The Fund’s investment objectives and investment policies are considered non-fundamental
and may be changed by the Fund’s Board of Trustees without shareholder approval. However, the Fund’s investment objectives and its policy of investing, under normal market conditions, at least 80% of its managed assets in (i) real estate-related investments, and (ii) preferred and other income securities may only be changed upon 60 days’ prior written notice to the Fund’s shareholders.
Investment Strategies
The Investment Manager adheres to a
bottom-up,
relative value investment process when selecting publicly traded real estate securities. To guide the portfolio construction process, the Investment Manager utilizes a proprietary valuation model that quantifies relative valuation of real estate securities based on price-to-net
asset value (“NAV”), cash flow multiple/growth ratios and a dividend discount model (“DDM”). The Investment Manager also identifies cyclical and secular trends across sectors and geographies to actively source potential investment opportunities. Cyclical opportunities relates to real estate sectors which may benefit from varying business cycles and phases. Secular opportunities relates to real estate sectors which generally are less affected by short-term trends. Analysts incorporate both quantitative and qualitative analysis in their NAV, cash flow, growth and DDM estimates. The company research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector diversification, liquidity and other factors are considered, along with the models’ output and drive the portfolio managers’ investment decisions. The Fund will not seek to achieve specific environmental, social or governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Investment Manager will incorporate consideration of relevant ESG factors into its investment decision making.

In making investment decisions with respect to preferred securities and debt securities, the Investment Manager seeks to select what it believes are superior securities (
i.e.,
securities the investment manager views as undervalued on the basis of risk and return profiles). In making this determination, the investment manager evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the investment manager considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or debt securities within that structure. The Fund will not seek to achieve specific ESG outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Investment Manager will incorporate consideration of relevant ESG factors into its investment decision making.
Under normal market conditions, the Fund invests at least 80% of its Managed Assets in (i) real estate-related investments, and (ii) preferred and other income securities. The Fund’s real estate-related investments may include, for example, common stocks; rights or warrants to purchase common stocks; securities convertible into common stocks where the conversion feature represents, in the Investment Manager’s view, a significant element of the securities’ value; equity units; traditional preferred securities; hybrid-preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating-rate and fixed-to-floating-rate
preferred securities; fixed- and floating-rate corporate debt securities; convertible securities; contingent capital securities (“CoCos”); real estate investment trusts (“REITs”) and similar REIT-like entities; private investments in public equity (“PIPEs”); real estate private placements, securities issued by real estate companies prior to an IPO, and securities of other closed-end
funds,
open-end
funds, ETFs and other types of pooled investment vehicles. “Managed Assets” are the Fund’s net assets, plus the principal amount of loans to the Fund from financial institutions or debt securities issued by the Fund, the liquidation preference of preferred shares issued by the Fund, if any, and the proceeds of any Reverse Repurchase Agreements entered into by the Fund.
The Fund defines a real estate company as a company that derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or has at least 50% of its assets in such real estate. The Fund may invest in equity REITs, mortgage REITs and/or hybrid REITs. A REIT is a company dedicated to owning, and usually operating, income producing real estate, or to financing real estate. REITs are generally not taxed on income distributed to shareholders provided they distribute to their shareholders substantially all of their income and otherwise comply with the requirements of the Code. As a result, REITs generally pay relatively high dividends (as compared to other types of companies) and the Fund seeks to use these REIT dividends in an effort to meet its primary objective of high current income.
The Fund may invest up to 40% of its Managed Assets in preferred and other income securities issued by any U.S. and
non-U.S.
companies, which may be either exchange-traded or available
over-the-counter
(“OTC”). The Fund may invest in preferred and debt securities of any maturity. The Fund is permitted to invest up to 25% of its Managed Assets in debt securities that at the time of investment are rated below investment grade (lower than
“BBB-”
by S&P Global Ratings (“S&P”) or lower than “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”)), but no lower than “CCC” by S&P or “Caa” by Moody’s, and, if unrated, determined by the Investment Manager to be of comparable quality. Below investment grade securities are commonly referred to as “junk bonds” and are regarded as having predominantly speculative characteristics with respect to the payment of interest and repayment of principal. The issuers of these securities have a currently identifiable vulnerability to default and there may be present elements of danger with respect to principal or interest. The Fund will not invest in securities that are in default at the time of purchase.
The Fund may not invest more than 25% of its Managed Assets in securities of issuers in any one industry, except for securities of real estate companies. The Fund defines a real estate company as a company that derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or has at least 50% of its assets in such real estate.
The Fund may invest in securities of
closed-end
funds,
open-end
funds, exchange-traded funds (“ETFs”) and other investment companies, to the extent permitted under Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder, or any exemption granted under the 1940 Act.
The Fund intends to write (or sell) put or call options on one or more indices or a portion of its securities portfolio with the intention of earning option premiums in order to seek to enhance current income. In addition, the Fund may write call options if it desires to exit a position when the price of the underlying security rises to a particular level or it may write put options if it desires to acquire an investment at a price below the market price. The Fund may also engage in these transactions in an effort to profit from market movements. The options that the Fund writes may be covered or uncovered. The Fund may not be able to enter into derivatives transactions at the times or prices desired, which could limit its ability to implement its options strategy. The extent to which the Fund uses the Options Strategy, if at all, will be based on market conditions and will vary from time to time. In addition, the Fund may, but is not required to, use, without limit, various derivatives transactions to seek to generate return, facilitate portfolio management and mitigate risks.
The Fund is
non-diversified
and as a result may invest a relatively high percentage of its assets in a limited number of issuers. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.
The Fund may invest without limit in securities of
non-U.S.
companies, which may be
non-U.S.
dollar-denominated, including securities of companies domiciled in emerging markets. The Fund may also invest in securities of foreign companies in the form of ADRs, GDRs and EDRs. Generally, ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designed for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets. The Fund may invest in foreign issuers in both developed and emerging markets.
The Fund may invest up to 20% of its Managed Assets in CoCos. CoCos are debt or preferred securities with loss absorption characteristics that provide for an automatic write-down of the principal amount or value of securities or the mandatory conversion into common shares of the issuer under certain circumstances. A mandatory conversion might be automatically triggered, for instance, if a company fails to meet the capital minimum described in the security, the company’s regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor (worsening the Fund’s standing in a bankruptcy). In addition, some CoCos provide for an automatic write-down of capital under such circumstances.

The Fund may invest in investments that are illiquid (
i.e.,
securities that may be difficult to sell at a desirable time or price). There is no limit on the percentage of the Fund’s assets that may be invested in illiquid securities. The Investment Manager will be responsible for the day-to-day
determination of the illiquidity of any security held by the Fund. The Investment Manager will consider factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; the amount of time normally needed to dispose of the security; and the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (
e.g.,
certain repurchase obligations and demand instruments) and (iii) other permissible relevant factors.
The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument including, without limitation, various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions, such as foreign currency forward contracts, futures contracts, options, swaps and other similar transactions in connection with its investments in securities of
non-U.S.
companies. The Fund’s primary uses of derivative contracts will be to execute the Fund’s options strategy and to enter into interest rate hedging transactions in order to reduce the interest rate risk inherent in the Fund’s investments, foreign currency hedging transactions in order to reduce foreign currency exchange rate risks from adverse changes in the relationship between the U.S. dollar and foreign currencies (including to hedge against anticipated future changes which otherwise might adversely affect the prices of securities that the Fund intends to purchase at a later date).
The Fund may invest in securities of other investment companies, including open-end
funds,
closed-end
funds or ETFs, to the extent permitted under Section 12(d)(1) of the “1940 Act”, and the rules promulgated thereunder, or any exemption granted to the Fund under the 1940 Act. The Fund may also invest in pooled investment vehicles other than registered investment companies that rely on exemptions from registration pursuant to Section 3(c) of the 1940 Act, including, for example, real estate-related companies relying on Section 3(c)(5). The Fund will not invest more than 15% of its net assets in pooled investment vehicles that would be investment companies, as defined in Section 3 of the 1940 Act, but for Section 3(c)(1) or 3(c)(7) of the 1940 Act, provided, however, that such limitation does not apply to REITs and asset-backed issuers, including, without limitation, CLOs, CBOs and other CDOs, residential mortgage-backed securities (“RMBS”), CMBS, CMOs and tender option bonds.
Certain securities in which the Fund may invest are Rule 144A Securities. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers.
The Fund may invest in the securities of U.S.
and non-U.S. issuers
that are issued
through non-U.S. offerings
without registration with the SEC pursuant to Regulation S under the Securities Act. Offerings of Regulation S securities may be conducted outside of the United States. Because Regulation S securities are subject to legal or contractual restrictions on resale, certain Regulation S securities may be considered illiquid.
The Fund may enter into short sales. The Fund must designate collateral consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily.
If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as,

and equal in amount to, the securities sold short (which sales are commonly referred to as short sales against the box), the above requirements are not applicable.
For temporary defensive purposes or to keep cash on hand fully invested, and following the offering of the Common Shares pending investment in securities that meet the Fund’s investment objectives, the Fund may invest up to 100% of its total assets in cash, cash equivalents, government securities and short-term fixed-income securities. When and to the extent the Fund assumes a temporary defensive position, the Fund may not pursue or achieve its investment objectives.
The Fund’s cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments. Money market instruments in which the Fund may invest its cash reserves will generally consist of high quality short-term debt securities, including, without limitation, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements relating to such obligations and commercial paper.

Risk Factors [Table Text Block]
Principal Risks of the Fund
The Fund is a
non-diversified,
closed-end
management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives.
Risk of Market Price Discount from Net Asset Value.
Shares of
closed-end
investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that NAV could decrease as a result of investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, Fund shares may trade at, above or below NAV, or at below or above the initial public offering price.
Investment Risk
. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk:
Your investment in Common Shares represents an indirect investment in the preferred securities, debt securities and other investments owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. The Fund may utilize leverage, which magnifies this risk. Your Common Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. See “Use of Leverage—Leverage Risk.”

Real Estate Market Risk:
The Fund will not invest in real estate directly, but will invest in securities issued by real estate companies, including REITs. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;
•	risks related to general and local economic conditions;
•	possible lack of availability of mortgage funds;
•	overbuilding;
•	extended vacancies of properties;
•	increased competition;
•	increases in property taxes and operating expenses;
•	changes in zoning laws;
•	losses due to costs resulting from the clean-up of environmental problems;
•	liability to third parties for damages resulting from environmental problems;
•	casualty or condemnation losses;
•	leverage;
•	limitations on rents;
•	changes in neighborhood values and the appeal of properties to tenants;
•	changes in interest rates;
•	falling home prices;
•	failure of borrowers to pay their loans; early payment or restructuring of mortgage loans;
•	slower mortgage origination;
•	rising construction costs; and
•	other factors which are beyond the Fund’s control.
Thus, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.
REIT Risk:
In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Mortgage REIT Risk:
Mortgage REITs are pooled investment vehicles that invest the majority of their assets in real property mortgages and which generally derive income primarily from interest payments thereon. Investing in mortgage REITs involves certain risks related to investing in real property mortgages and mortgage-backed securities, such as interest rate risk, geographic or industry concentration or focus risk, and liquidity risk. In addition, mortgage REITs must satisfy highly technical and complex requirements in order to qualify for the favorable tax treatment accorded to REITs under the Code. No assurances can be given that a mortgage REIT in which the Fund invests will be able to continue to qualify as a REIT or that complying with the REIT requirements under the Code will not adversely affect such REIT’s ability to execute its business plan.

Real Estate Cycle Risks:
Real estate values have been historically cyclical. As the general economy grows, demand for real estate increases and occupancies and rents increase. As occupancies and rents increase, property values increase, and new development occurs. As development occurs, occupancies, rents and property values may decline. Because leases are usually entered into for long periods and development activities often require extended times to complete, the real estate value cycle often lags the general business cycle. Because of this cycle, real estate companies have historically often incurred large swings in their profits and the prices of their securities.
Limited Term and Tender Offer Risk:
Unless the limited term provision of the Fund’s Amended and Restated Declaration of Trust (the “Declaration of Trust”) is amended by shareholders in accordance with the Declaration of Trust, or unless the Fund completes an Eligible Tender Offer and converts to perpetual existence, the Fund will terminate on or about the Dissolution Date (subject to possible extension). The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Fund is not a “target term” fund as its investment objective is not to return its original NAV on the Dissolution Date or in an Eligible Tender Offer. The Fund’s investment objectives and policies are not designed to seek to return to investors their initial investment on the Dissolution Date or in an Eligible Tender Offer, and such investors and investors that purchase shares after the completion of this offering may receive more or less than their original investment upon dissolution or in an Eligible Tender Offer.
Because the assets of the Fund will be liquidated in connection with the dissolution, the Fund will incur transaction costs in connection with dispositions of portfolio securities. The Fund does not limit its investments to securities having a maturity date prior to the Dissolution Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. In particular, the Fund’s portfolio may still have large exposures to illiquid securities as the Dissolution Date approaches, and losses due to portfolio liquidation may be significant. Beginning one year before the Dissolution Date (the Wind-Down Period), the Fund may begin liquidating all or a portion of the Fund’s portfolio, and the Fund may deviate from its investment strategy and may not achieve its investment objective. As a result, during the Wind-Down Period, the Fund’s distributions may decrease, and such distributions may include a return of capital. It is expected that common shareholders will receive cash in any liquidating distribution from the Fund regardless of their participation in the Fund’s automatic dividend reinvestment plan. However, if on the Dissolution Date the Fund owns securities for which no market exists or securities that are trading at depressed prices, such securities may be placed in a liquidating trust. The Fund cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust. The Fund may receive proceeds from the disposition of portfolio investments that are less than the valuations of such investments by the Fund and, in particular, losses from the disposition of illiquid securities may be significant. The disposition of portfolio investments by the Fund could also cause market prices of such instruments, and hence the NAV and market price of the common shares, to decline. In addition, disposition of portfolio investments will cause the Fund to incur increased brokerage and related transaction expenses.
Moreover, in conducting such portfolio transactions, the Fund may need to deviate from its investment policies and may not achieve its investment objective. The Fund’s portfolio composition may change as its portfolio holdings mature or are called or sold in anticipation of an Eligible Tender Offer or the Dissolution Date. During such period(s), it is possible that the Fund will hold a greater percentage of its total assets in shorter term and lower yielding securities and cash and cash equivalents than it would otherwise, which may impede the Fund’s ability to achieve its investment objective and adversely impact the Fund’s performance and distributions to common shareholders, which may in turn adversely impact the market value of the common shares. In addition, the Fund may be required to reduce its leverage, which could also adversely impact its performance. The additional cash or cash equivalents held by the Fund could be obtained through reducing the Fund’s distributions to common shareholders and/or holding cash in lieu of reinvesting, which could limit the ability of the Fund to participate in new investment opportunities. The Fund does not limit its investments to securities having a maturity date prior to or around the Dissolution Date, which may exacerbate the foregoing risks and considerations. A common shareholder may be subject to the foregoing risks over an extended period of time, particularly if the Fund conducts an Eligible Tender Offer and is also subsequently terminated by or around the Dissolution Date.
If the Fund conducts an Eligible Tender Offer, the Fund anticipates that funds to pay the aggregate purchase price of shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Fund. In addition, the Fund may be required to dispose of portfolio investments in connection with any reduction in the Fund’s outstanding leverage necessary in order to maintain the Fund’s desired leverage ratios following a tender offer. The risks related to the disposition of securities in connection with the Fund’s dissolution also would be present in connection with the disposition of securities in connection with an Eligible Tender Offer. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Fund will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Fund’s ability to achieve its investment objective and decrease returns to shareholders. The tax effect of any such dispositions of portfolio investments will depend on the difference between the price at which the investments are sold and the tax basis of the Fund in the investments. Any capital gains recognized on such dispositions, as reduced by any capital losses the Fund realizes in the year of such dispositions and by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to such year, and such distributions will generally be taxable to common shareholders. If the Fund’s tax basis for the investments sold is less than the sale proceeds, the Fund will recognize capital gains, which the Fund will be required to distribute to common shareholders. In addition, the Fund’s purchase of tendered common shares pursuant to a tender offer will have tax consequences for tendering common shareholders and may have tax consequences for non-tendering
common shareholders.
The purchase of common shares by the Fund pursuant to a tender offer will have the effect of increasing the proportionate interest in the Fund of non-tendering
common shareholders. All common shareholders remaining after a tender offer may be subject to proportionately higher expenses due to the reduction in the Fund’s total assets resulting from payment for the tendered common shares. Such reduction in the Fund’s total assets may result in less investment flexibility, reduced diversification and greater volatility for the Fund, and may have an adverse effect on the Fund’s investment performance. Such reduction in the Fund’s total assets may also cause common shares to become thinly traded or otherwise negatively impact secondary trading of common shares. A reduction in net assets, and the corresponding increase in the Fund’s expense ratio, could result in lower returns and put the Fund at a disadvantage relative to its peers and potentially cause the Fund’s common shares to trade at a wider discount to NAV than it otherwise would. Furthermore, the portfolio of the Fund following an Eligible

Tender Offer could be significantly different and, therefore, common shareholders retaining an investment in the Fund could be subject to greater risk. For example, the Fund may be required to sell its more liquid, higher quality portfolio investments to purchase common shares that are tendered in an Eligible Tender Offer, which would leave a less liquid, lower quality portfolio for remaining shareholders. The prospects of an Eligible Tender Offer may attract arbitrageurs who would purchase the common shares prior to the tender offer for the sole purpose of tendering those shares which could have the effect of exacerbating the risks described herein for shareholders retaining an investment in the Fund following an Eligible Tender Offer.
The Fund is not required to conduct an Eligible Tender Offer. If the Fund conducts an Eligible Tender Offer, there can be no assurance that the number of tendered common shares would not result in the Fund having aggregate net assets below the Dissolution Threshold, in which case the Eligible Tender Offer will be canceled, no common shares will be repurchased pursuant to the Eligible Tender Offer and the Fund will dissolve on the Dissolution Date (subject to possible extensions). Following the completion of an Eligible Tender Offer in which the number of tendered common shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, the Board of Trustees may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval. Thereafter, the Fund will have a perpetual term. The investment manager may have a conflict of interest in recommending to the Board that the Dissolution Date be eliminated because the investment manager would continue to receive management fees on the remaining assets of the Fund while it remains in existence. The Fund is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining common shareholders may not have another opportunity to participate in a tender offer. Shares of closed-end
management investment companies frequently trade at a discount from their NAV, and as a result remaining common shareholders may only be able to sell their Shares at a discount to NAV.
Common Stock Risk:
Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Preferred Securities Risk:
Under normal market conditions, the Fund may invest up to 40% of its Managed Assets in preferred and other income securities. There are various risks associated with investing in preferred securities, including those described below. In addition, the on-going
COVID-19
outbreak has increased certain risks associated with investing in preferred securities. The impact of the
COVID-19
outbreak could persist for years to come and the full impact to financial markets is not yet known. See “Geopolitical Risk” below for additional information regarding the
COVID-19
outbreak.

•
Deferral and Omission Risk.
Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. In certain cases, deferring or omitting distributions may be mandatory. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income. In addition, recent changes in bank regulations may increase the likelihood for issuers to defer or omit distributions.

•
Credit and Subordination Risk.
Credit risk is the risk that a preferred security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•
Interest Rate Risk.
Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall, and therefore the Fund may underperform during periods of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of government monetary policy initiatives and resulting market reaction to those initiatives. Preferred securities without maturities or with longer periods before maturity may be more sensitive to interest rate changes.

•
Prepayment and Extension Risk.
Prepayment risk is the risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a preferred security more quickly than expected, such that the Fund may have to invest the proceeds in lower yielding securities, or that expectations of such early call will negatively impact the market price of the security. Extension risk is the risk that changes in the interest rates or credit spreads may result in diminishing call expectations, which can cause prices to fall.

•
Floating-Rate and
Fixed-to-Floating-Rate
Securities Risk.
The market value of floating-rate securities is a reflection of discounted expected cash flows based on expectations for future interest rate resets. The market value of such securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the reset. This risk may also be present with respect to fixed-to-floating-rate
securities in which the Fund may invest. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating-rate and fixed-to-floating-rate
securities will decline due to lower coupon payments on floating-rate securities.

•
Call, Reinvestment and Income Risk.
During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled, which is generally known as call risk. Recent regulatory changes may increase call risk with respect to certain types of preferred securities. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem preferred securities if the issuer can refinance the preferred securities at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer, or in the event of regulatory changes affecting the capital treatment of a security. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market rates that are below the portfolio’s current earnings rate.

•
Liquidity Risk.
Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

•
Limited Voting Rights Risk.
Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of trustees to the issuer’s board of trustees. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.

•
Special Redemption Rights.
In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may have a negative impact on the return of the security held by the Fund. See “Call, Reinvestment and Income Risk” above and “Regulatory Risk” below.

•
New Types of Securities.
From time to time, preferred securities, including hybrid-preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Investment Manager believes that doing so would be consistent with the Fund’s investment objectives and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Debt Securities Risk:
Debt securities generally present two primary types of risk—credit risk, which refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due, and interest rate risk, which is the risk that debt securities will decline in value because of changes in market interest rates. Debt securities also are subject to other similar risks as preferred securities, including call risk, extension risk and liquidity risk.
Below Investment Grade and Unrated Securities Risk
. The Fund is permitted to invest up to 25% of its Managed Assets in securities that at the time of investment are rated below investment grade (lower than
“BBB-”
by S&P or lower than “Baa3” by Moody’s), but no lower than “CCC” by S&P or “Caa” by Moody’s, and, if unrated, determined by the Investment Manager to be of comparable quality. Securities rated below investment grade are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and these bonds are commonly referred to as “high yield” securities or “junk” securities. These securities are subject to a greater risk of default. The prices of these lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Lower grade securities tend to be less liquid than investment grade securities. The market values of lower grade securities tend to be more volatile than investment grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal or interest on those securities.
NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Ratings assigned by an NRSRO are not absolute standards of credit quality and do not evaluate market risks or the liquidity of securities. NRSROs may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.
The Fund may invest a significant portion of its assets in unrated securities (securities which are not rated by an NRSRO) if the Investment Manager determines that investment in the securities is consistent with the Fund’s investment objectives and policies. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. If a security is unrated, the Investment Manager will assign a rating using its own analysis of issuer quality. See “Principal Risks of the Fund—Below Investment Grade and Unrated Securities Risk” below.
Restricted and Illiquid Securities Risk.
The Fund may invest in investments that are illiquid (
i.e.,
securities that may be difficult to sell at a desirable time or price). There is no limit on the percentage of the Fund’s assets that may be invested in illiquid securities. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. Restricted securities and illiquid securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the OTC markets. Contractual restrictions on the resale of securities result from negotiations between the issuer and purchaser of such securities and therefore vary substantially in length and scope. To dispose of a restricted security that the Fund has a contractual right to sell, the Fund may first be required to cause the security to be registered. A considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell, during which time the Fund would bear market risks.
Small-and
Medium-Sized
Companies Risk:
Real estate companies in the industry tend to be small to
medium-sized
companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.
Foreign
(Non-U.S.)
and Emerging Market Securities Risk:
Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;
•	different legal systems;
•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;
•	less governmental supervision;
•	regulation changes;
•	less publicly available information about foreign companies due to less rigorous disclosure and accounting standards or regulatory practices;
•	high and volatile rates of inflation;
•	foreign currency devaluation;
•	fluctuating interest rates; and
•	different accounting, auditing and financial record-keeping standards and requirements.
Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect the Fund’s investments in issuers located in, doing business in, or with assets in such countries. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;
•	confiscatory taxation;
•	difficulty in obtaining or enforcing a court judgment;
•	economic, political or social instability; and
•	diplomatic developments that could affect investments in those countries.
In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;
•	rates of inflation;
•	capital reinvestment;
•	resources;
•	self-sufficiency; and
•	balance of payments position.

To the extent the Fund’s investments are focused in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less geographically focused, to the risks of adverse changes in that region or country. In addition, certain investments in foreign securities also may be subject to foreign withholding or other taxes, which would reduce the Fund’s return on those securities.
The Fund may hold foreign securities of developed market issuers and emerging market issuers. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes, exchange controls, the imposition of restrictions on foreign investment, the lack of hedging instruments, and restrictions on repatriation of capital invested or from problems in security registration or settlement and custody. Furthermore, custody practices and regulations abroad may offer less protection to investors, such as the Fund, and the Fund may be limited in its ability to enforce contractual rights or obligations. Emerging securities markets and exchanges are substantially smaller, less developed, less liquid, more volatile and subject to less governmental supervision than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.
As a result of these potential risks, the Investment Manager may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Investment Manager, have had no or limited prior experience.
Foreign Currency and Currency Hedging Risk:
Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.
Foreign currency forward contracts, foreign currency futures contracts, over-the-counter
(OTC) options on foreign currencies and foreign currency swaps are subject to the risk of default by the counterparty and can be illiquid. These currency hedging transactions, as well as the futures contracts and exchange-listed options in which the Fund may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency or other reference asset. As such, a small investment could have a potentially large impact on the Fund’s performance. Whether or not the Fund engages in currency hedging transactions, the Fund may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Use of currency hedging transactions may cause the Fund to experience losses greater than if the Fund had not engaged in such transactions.
The Fund’s transactions in foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions.
Convertible Securities Risk
. Although to a lesser extent than with nonconvertible fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.
Contingent Capital Securities Risk:
CoCos, sometimes referred to as contingent convertible securities, are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example, an automatic write-down of principal or a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. CoCos may be subject to an automatic writedown (
i.e.,
the automatic write-down of the principal amount or value of the securities, potentially to zero, and the cancellation of the securities) under certain circumstances, which could result in the Fund losing a portion or all of its investment in such securities. In addition, the Fund may not have any rights with respect to repayment of the principal amount of the securities that has not become due or the payment of interest or dividends on such securities for any period from (and including) the interest or dividend payment date falling immediately prior to the occurrence of such automatic write-down. An automatic write-down could also result in a reduced income rate if the dividend or interest payment is based on the security’s par value. If a CoCo provides for mandatory conversion of the security into common shares of the issuer under certain circumstances, such as an adverse event, the Fund could experience a reduced income rate, potentially to zero, as a result of the issuer’s common shares not paying a dividend. In addition, a conversion event would likely be the result of or related to the deterioration of the issuer’s financial condition (
e.g.,
a decrease in the issuer’s capital ratio) and status as a going concern, so the market price of the issuer’s common shares received by the Fund may have declined, perhaps substantially, and may continue to decline, which may adversely affect the Fund’s NAV. Further, the issuer’s common shares would be subordinate to the issuer’s other security classes and therefore worsen the Fund’s standing in a bankruptcy proceeding. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund intends to continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment grade securities. See “Below Investment Grade and Unrated Securities Risk.”
Options Strategy Risk:
There are various risks associated with the Fund’s Options Strategy, including those described below under “Derivatives Risk,” as well as those that are specific to trading in options, such as risks from writing covered call options and put options and writing naked call and put options. Gains on options transactions depend on the investment manager’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event, would be unable to control its losses. The Fund may not be able to enter into derivatives transactions at the times or prices desired, which could limit its ability to implement its Options Strategy.
When the Fund writes listed or exchange-traded options, a liquid secondary market may not exist on an exchange when the Fund seeks to close out an option position, and by writing a put option, the Fund assumes the risk of a decline in the underlying security or index. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. The value of options written by the Fund may be adversely affected if the market for the option is reduced or becomes illiquid. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.
The Fund may write unlisted OTC options, which differ from listed or exchange-traded options in that they are two-party
contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. In addition, the Fund’s ability to terminate OTC options may be more limited than with exchange-traded options. In the event of default or insolvency of the counterparty, the Fund may be unable to liquidate an OTC option position.
Derivatives Risk:
Derivatives transactions can be highly volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Derivatives transactions may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance, effecting a form of investment leverage on the Fund’s portfolio. In certain types of derivatives transactions the Fund could lose the entire amount of its investment; in other types of derivatives transactions the potential loss is theoretically unlimited.
The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives transactions. The Fund could experience losses if it were unable to liquidate a derivative position because of an illiquid secondary market. Although both OTC and exchange-traded derivatives markets may experience lack of liquidity, OTC non-standardized
derivatives transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market)
margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet variation margin requirements at a time when it may be disadvantageous to do so. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivatives transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio.
Successful use of derivatives transactions also is subject to the ability of the Investment Manager to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives. Derivatives transactions entered into to seek to manage the risks of the Fund’s portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. The use of derivatives transactions may result in losses greater than if they had not been used (and a loss on a derivatives transaction position may be larger than the gain in a portfolio position being hedged), may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to derivatives transactions may not otherwise be available to the Fund for investment purposes. The use of currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, political developments, government intervention or failure to intervene, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.

The Fund may enter into swap, cap or other transactions to attempt to protect itself from increasing interest or dividend expenses resulting from increasing short-term interest rates on any leverage it incurs or increasing interest rates on securities held in its portfolio. A decline in interest rates may result in a decline in the value of the transaction, which may result in a decline in the NAV of the Fund. A sudden and dramatic decline in interest rates may result in a significant decline in the NAV of the Fund. Depending on the state of interest rates in general, the use of interest rate hedging transactions could enhance or harm the overall performance of the Common Shares.
In the event the Fund enters into forward currency contracts for hedging purposes, the Fund will be subject to currency exchange rates risk. Currency exchange rates may fluctuate significantly over short periods of time and also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. The Fund’s success in these transactions will depend principally on the ability of the Investment Manager to predict accurately future foreign currency exchange rates.
The Fund’s investments in forward currency contracts and interest rate swaps would subject the Fund to risks specific to derivatives transactions, including: the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Furthermore, the ability to successfully use derivative instruments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. Thus, the use of derivative instruments for hedging, currency or interest rate management, or other purposes may result in losses greater than if they had not been used
Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. However, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations.
The Fund will be subject to credit risk with respect to the counterparties to certain derivatives transactions entered into by the Fund. Derivatives may be purchased on established exchanges or through privately negotiated OTC transactions. Each party to an OTC derivative bears the risk that the counterparty will default.
If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives transactions is generally lower than for uncleared OTC derivatives transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy their obligations to the Fund.
The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. The Investment Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund. Even if the Fund does hedge, the costs of such hedging transactions will reduce the Fund’s return.

The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect the Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Since these requirements are evolving, their impact on the Fund remains unclear. These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. See also “Regulatory Risk”.
Interest Rate Transactions Risk
. The Fund may enter into a swap or cap transaction to attempt to protect itself from increasing dividend or interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. A sudden and dramatic decline in interest rates may result in a significant decline in the net asset value of the Fund.
Counterparty Risk:
The Fund will be subject to credit risk with respect to the counterparties to derivatives transactions entered into by the Fund. If a counterparty, including a futures commission merchant or central clearing party, becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Mortgage- and Asset-Backed Securities Risk:
The risks associated with mortgage-related securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment risk, which can lead to significant fluctuations in value of the mortgage-related security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Asset-backed securities involve certain risks in addition to those presented by mortgage-related securities: (1) primarily, these securities do not have the benefit of the same security interest in the underlying collateral as mortgage-related securities and are more dependent on the borrower’s ability to pay; (2) credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due; and (3) most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If these obligations are sold to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. There is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.
Other Investment Companies Risk.
To the extent the Fund invests a portion of its assets in investment companies, including open-end
funds,
closed-end
funds, ETFs and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment companies’ portfolio securities,

and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment companies. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. Risks associated with investments in closed-end
funds also generally include the risks associated with the Fund’s structure as a closed-end
investment company, including market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification.
In addition, investments in
closed-end
funds may be subject to dilution risk, which is the risk that strategies employed by a closed-end
fund, such as rights offerings, may, under certain circumstances, have the effect of reducing its share price and the Fund’s proportionate interest. In addition, restrictions under the 1940 Act may limit the Fund’s ability to invest in other investment companies to the extent desired.
The SEC has adopted Rule
12d1-4
permitting fund of fund arrangements subject to various conditions, and rescinding the present rule and certain exemptive relief previously granted. Rule
12d1-4
may adversely affect the Fund’s ability to invest in other investment companies and could also significantly affect the Fund’s ability to redeem its investments in other investment companies, making such investments less attractive. The effects of rule and other regulatory changes are not known as of the date of this report, but they could impact the Fund’s ability to achieve its desired investment strategies or cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.
Rule 144A Securities Risk:
Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. Institutional markets for Rule 144A Securities that exist or may develop may provide both readily ascertainable values for such securities and the ability to promptly sell such securities. However, if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund, the Fund will be subject to increased liquidity risk and thus may not be able to sell the Rule 144A Securities at a desirable time or price.
Regulation S Securities Risk:
Regulation S securities are offered through
non-U.S.
offerings without registration with the SEC pursuant to Regulation S of the Securities Act. Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Because Regulation S securities are generally less liquid than registered securities, the Fund may take longer to liquidate these positions than publicly traded securities or may not be able to sell them at the price desired. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded or otherwise offered in the United States. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in losses to the Fund.
Leverage Risk:
The Fund currently intends to seek to enhance the level of its distributions and total return through the use of leverage. Under normal market conditions, the Fund generally expects to utilize leverage in an amount equal to approximately 30% of Managed Assets (under the 1940 Act, the Fund may borrow in an amount up to 33 1/3% of its Managed Assets as measured immediately after such borrowing) through borrowings, including loans from certain financial institutions and/or the issuance of debt securities. However, the Fund may utilize leverage opportunistically and may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time (
i.e.
, higher or lower than the anticipated approximate 30% level noted above) based on the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may also engage in leverage up to the maximum permitted by the 1940 Act through the issuance of Preferred Shares. The Fund also is permitted to enter into Reverse Repurchase Agreements, the proceeds of which may be used for leverage.
Certain other investment strategies, such as short sales or the use of derivatives, may also be considered a form of economic leverage and may be subject to the risks associated with the use of leverage. Leverage is a speculative technique and there are special risks and costs associated with leveraging. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders, including (i) the likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in the interest or dividend rates that the Fund must pay on any leverage will reduce the return on the holders of the Common Shares; (iii) the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and (iv) leverage may increase operating costs, which may reduce total return. If the Fund utilizes leverage, the fees paid to the Investment Manager for investment advisory and management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund’s Managed Assets, which include the principal amount of outstanding Borrowings, the liquidation preference of Preferred Shares, if any, and the proceeds of any Reverse Repurchase Agreements. The Fund may borrow in foreign currencies, which will expose the Fund to foreign currency risk. See “Foreign Currency and Currency Hedging Risk.” Any such exposure is subject to the risk that the U.S. dollar will decline in value relative to the currency in which the Fund has borrowed, in which case the Fund will be worse off than if it had borrowed in U.S. dollars. Similar risks may apply if the Fund engages in leveraging transactions through the use of derivatives.
Many of the real estate investments in which the Fund directly or indirectly will invest will also employ leverage. These investments may include direct or indirect interests in public or private companies with highly leveraged capital structures. The cumulative effect of the use of leverage by the Fund or the real estate investments in which the Fund invests could result in substantial losses, exceeding those that would have been incurred had leverage not been employed, which may impede the Fund’s ability to achieve its investment objective and decrease returns to shareholders.
Valuation Risk:
The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.
Within the parameters of the Fund’s valuation guidelines, the valuation methodologies used to value certain of the Fund’s assets, in particular the Fund’s assets that are not traded on established securities exchanges, will involve subjective judgments and projections that ultimately may not materialize. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Investment Manager. Rapidly changing market conditions or material events may not be immediately reflected in our daily NAV.
Tax Risk
. The Fund may invest in preferred securities or other securities, the Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. It could be more difficult for the Fund to comply with the tax requirements applicable to RICs if the tax characterization of the Fund’s investments or the tax treatment of the income from such investments were successfully challenged by the IRS.
Active Management Risk
. As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the investment manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
Potential Conflicts of Interest Risk:
The Investment Manager and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Investment Manager and its affiliates may provide investment management services to other funds and discretionary managed 45 accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Investment Manager and its affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Investment Manager nor its affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, other accounts of the Investment Manager and its affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of other accounts managed by the Investment Manager or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the proprietary or other accounts managed by the Investment Manager or its affiliates achieve profits. The Investment Manager has informed the Fund’s Board of Trustees that the investment professionals associated with the Investment Manager are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The Investment Manager and its affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Investment Manager and its affiliates in a fair and equitable manner. The Fund depends to a significant extent on the Investment Manager’s access to the investment professionals and senior management of the Investment Manager and the information and deal flow generated by the Investment Manager’s investment professionals and senior management during the normal course of their investment and portfolio management activities. The senior management and the investment professionals of the Investment Manager source, evaluate, analyze and monitor the Fund’s investments. The Fund’s future success will depend on the continued service of the senior management team and investment professionals of the Investment Manager.
Dependence on Key Personnel Risk:
The Investment Manager is dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Investment Manager were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the Investment Manager might not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. In addition, the performance of the Fund may also depend on the experience and expertise of individuals who become associated with the Investment Manager in the future. Additionally, the Fund will be exposed to these risks with respect to the managers of any pooled investment vehicles in which the Fund invests.

Portfolio Turnover Risk:
The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving the Fund’s investment objectives. There are no limits on portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Investment Manager, investment considerations warrant such action. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund that, when distributed to Common Shareholders, would be taxable to such shareholders as ordinary income.
Non-Diversified
Status Risk:
Because the Fund, as a
non-diversified
investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in the Fund presents greater risk to you than an investment in a diversified company.
Anti-Takeover Provisions.
 The Declaration of Trust
and By-Laws of
the Fund include provisions that could limit the ability of other entities or persons to acquire control of the Fund or change the Fund’s structure. The provisions may have the effect of depriving common stockholders of an opportunity to sell their shares at a premium over prevailing market prices or have the effect of inhibiting conversion of the Fund to an open-end fund.
Geopolitical Risk:

Occurrence of global events similar to those in recent years, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics or pandemics, such as that caused by COVID-19, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
Although the long-term economic fallout of COVID-19 is difficult to predict, it has contributed to, and may continue to contribute to, market volatility, inflation and systemic economic weakness. COVID-19 and efforts to contain its spread may also exacerbate other pre-existing political, social, economic, market and financial risks. In addition, the U.S. government and other central banks across Europe, Asia, and elsewhere announced and/or adopted economic relief packages in response to COVID-19. The end of any such program could cause market downturns, disruptions and volatility, particularly if markets view the ending as premature. The U.S. federal government ended the COVID-19 public emergency declaration on May 11, 2023, however, the effects of the COVID-19 pandemic are expected to continue and the risk that new variants of COVID-19 may emerge remains. Therefore the economic outlook, particularly for certain industries and businesses, remains inherently uncertain.
On January 31, 2020, the United Kingdom (UK) withdrew from the European Union (EU) (referred to as Brexit). An agreement between the UK and the EU governing their future trade relationship became effective January 1, 2021. Brexit has resulted in volatility in European and global markets and could have potentially significant negative long-term impacts on financial markets in the UK and throughout Europe.
On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts. To the extent the Fund has exposure to the energy sector, the Fund may be especially susceptible to these risks. Furthermore, in March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. These disruptions may also make it difficult to value the Fund’s portfolio investments and cause certain of the Fund’s investments to become illiquid. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
Cyber Security Risk:
With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Investment Manager) may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyberattacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service.
Successful cyber-attacks against, or security breakdowns of, the Fund, the Investment Manager, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyberattacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Furthermore, as a result of breaches in cyber security or other operational and technology disruptions or failures, an exchange or market may close or issue trading halts on specific securities or an entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. While the Fund has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.
Each of the Fund and the Investment Manager may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.
Regulatory Risk:
The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The SEC’s final rules, related requirements and amendments to modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions and/or increase overall expenses of the Fund. In addition to Rule 18f-4, which governs the way derivatives are used by registered investment companies, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
Litigation Risk:
In the ordinary course of its business, the Fund or a portfolio investment may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for long periods of time. Any litigation may consume substantial amounts of the Investment Manager’s time and attention, and that time and the devotion of these resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.

Effects of Leverage [Text Block]
Effects of Leverage.
Assuming that leverage in the form of Borrowings will represent up to 34% of the Fund’s Managed Assets and charge interest or involve payment at a rate set by an interest rate transaction at an annual rate of approximately 6.3% (rate at December 31, 2023), the income generated by the Fund’s portfolio (net of estimated expenses) must exceed 2.15% in order to cover such interest payments or payment rates and other expenses specifically related to leverage. Of course, these numbers are merely estimates, used for illustration. Actual interest, or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished in response to requirements of the U.S. Securities and Exchange Commission (the SEC). It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table assumes leverage in an aggregate amount equal to 34% of the Fund’s Managed Assets. See “Leverage Risk” below.

Assumed Portfolio Total Return	–10%	–5%	0%	5%	10%
Common Share Total Return	(18.4)%	(10.8)%	(3.2)%	4.3%	11.9%
Common share total return is comprised of two elements –the net investment income of the Fund after paying expenses, including interest expenses on the Fund’s Borrowings as described above and dividend payments on any preferred shares issued by the Fund and gain and losses on the value of the securities the Fund owns. As required by the rules of the SEC, the table assumes the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those securities (including the proceeds from entering into a reverse repurchase agreement).

Annual Interest Rate [Percent]	6.30%
Annual Coverage Return Rate [Percent]	2.15%
Effects of Leverage [Table Text Block]

Assumed Portfolio Total Return	–10%	–5%	0%	5%	10%
Common Share Total Return	(18.4)%	(10.8)%	(3.2)%	4.3%	11.9%

Return at Minus Ten [Percent]	(18.40%)
Return at Minus Five [Percent]	(10.80%)
Return at Zero [Percent]	(3.20%)
Return at Plus Five [Percent]	4.30%
Return at Plus Ten [Percent]	11.90%
Effects of Leverage, Purpose [Text Block]	Assuming that leverage in the form of Borrowings will represent up to 34% of the Fund’s Managed Assets and charge interest or involve payment at a rate set by an interest rate transaction at an annual rate of approximately 6.3% (rate at December 31, 2023), the income generated by the Fund’s portfolio (net of estimated expenses) must exceed 2.15% in order to cover such interest payments or payment rates and other expenses specifically related to leverage. Of course, these numbers are merely estimates, used for illustration. Actual interest, or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above.
Share Price	$ 13.99
NAV Per Share	$ 16.08
Latest Premium (Discount) to NAV [Percent]	(13.00%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares] | shares	16,722,406
Risk of Market Price Discount from Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Market Price Discount from Net Asset Value.
Shares of
closed-end
investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that NAV could decrease as a result of investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, Fund shares may trade at, above or below NAV, or at below or above the initial public offering price.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Investment Risk . An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk:
Your investment in Common Shares represents an indirect investment in the preferred securities, debt securities and other investments owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. The Fund may utilize leverage, which magnifies this risk. Your Common Shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. See “Use of Leverage—Leverage Risk.”

Real Estate Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Market Risk:
The Fund will not invest in real estate directly, but will invest in securities issued by real estate companies, including REITs. However, because of its policy of concentration in the securities of companies in the real estate industry, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include:

•	declines in the value of real estate;
•	risks related to general and local economic conditions;
•	possible lack of availability of mortgage funds;
•	overbuilding;
•	extended vacancies of properties;
•	increased competition;
•	increases in property taxes and operating expenses;
•	changes in zoning laws;
•	losses due to costs resulting from the clean-up of environmental problems;
•	liability to third parties for damages resulting from environmental problems;
•	casualty or condemnation losses;
•	leverage;
•	limitations on rents;
•	changes in neighborhood values and the appeal of properties to tenants;
•	changes in interest rates;
•	falling home prices;
•	failure of borrowers to pay their loans; early payment or restructuring of mortgage loans;
•	slower mortgage origination;
•	rising construction costs; and
•	other factors which are beyond the Fund’s control.
Thus, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
REIT Risk:
In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Mortgage REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage REIT Risk:
Mortgage REITs are pooled investment vehicles that invest the majority of their assets in real property mortgages and which generally derive income primarily from interest payments thereon. Investing in mortgage REITs involves certain risks related to investing in real property mortgages and mortgage-backed securities, such as interest rate risk, geographic or industry concentration or focus risk, and liquidity risk. In addition, mortgage REITs must satisfy highly technical and complex requirements in order to qualify for the favorable tax treatment accorded to REITs under the Code. No assurances can be given that a mortgage REIT in which the Fund invests will be able to continue to qualify as a REIT or that complying with the REIT requirements under the Code will not adversely affect such REIT’s ability to execute its business plan.

Real Estate Cycle Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Cycle Risks:
Real estate values have been historically cyclical. As the general economy grows, demand for real estate increases and occupancies and rents increase. As occupancies and rents increase, property values increase, and new development occurs. As development occurs, occupancies, rents and property values may decline. Because leases are usually entered into for long periods and development activities often require extended times to complete, the real estate value cycle often lags the general business cycle. Because of this cycle, real estate companies have historically often incurred large swings in their profits and the prices of their securities.

Limited Term and Tender Offer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Term and Tender Offer Risk:
Unless the limited term provision of the Fund’s Amended and Restated Declaration of Trust (the “Declaration of Trust”) is amended by shareholders in accordance with the Declaration of Trust, or unless the Fund completes an Eligible Tender Offer and converts to perpetual existence, the Fund will terminate on or about the Dissolution Date (subject to possible extension). The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Fund is not a “target term” fund as its investment objective is not to return its original NAV on the Dissolution Date or in an Eligible Tender Offer. The Fund’s investment objectives and policies are not designed to seek to return to investors their initial investment on the Dissolution Date or in an Eligible Tender Offer, and such investors and investors that purchase shares after the completion of this offering may receive more or less than their original investment upon dissolution or in an Eligible Tender Offer.
Because the assets of the Fund will be liquidated in connection with the dissolution, the Fund will incur transaction costs in connection with dispositions of portfolio securities. The Fund does not limit its investments to securities having a maturity date prior to the Dissolution Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. In particular, the Fund’s portfolio may still have large exposures to illiquid securities as the Dissolution Date approaches, and losses due to portfolio liquidation may be significant. Beginning one year before the Dissolution Date (the Wind-Down Period), the Fund may begin liquidating all or a portion of the Fund’s portfolio, and the Fund may deviate from its investment strategy and may not achieve its investment objective. As a result, during the Wind-Down Period, the Fund’s distributions may decrease, and such distributions may include a return of capital. It is expected that common shareholders will receive cash in any liquidating distribution from the Fund regardless of their participation in the Fund’s automatic dividend reinvestment plan. However, if on the Dissolution Date the Fund owns securities for which no market exists or securities that are trading at depressed prices, such securities may be placed in a liquidating trust. The Fund cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust. The Fund may receive proceeds from the disposition of portfolio investments that are less than the valuations of such investments by the Fund and, in particular, losses from the disposition of illiquid securities may be significant. The disposition of portfolio investments by the Fund could also cause market prices of such instruments, and hence the NAV and market price of the common shares, to decline. In addition, disposition of portfolio investments will cause the Fund to incur increased brokerage and related transaction expenses.
Moreover, in conducting such portfolio transactions, the Fund may need to deviate from its investment policies and may not achieve its investment objective. The Fund’s portfolio composition may change as its portfolio holdings mature or are called or sold in anticipation of an Eligible Tender Offer or the Dissolution Date. During such period(s), it is possible that the Fund will hold a greater percentage of its total assets in shorter term and lower yielding securities and cash and cash equivalents than it would otherwise, which may impede the Fund’s ability to achieve its investment objective and adversely impact the Fund’s performance and distributions to common shareholders, which may in turn adversely impact the market value of the common shares. In addition, the Fund may be required to reduce its leverage, which could also adversely impact its performance. The additional cash or cash equivalents held by the Fund could be obtained through reducing the Fund’s distributions to common shareholders and/or holding cash in lieu of reinvesting, which could limit the ability of the Fund to participate in new investment opportunities. The Fund does not limit its investments to securities having a maturity date prior to or around the Dissolution Date, which may exacerbate the foregoing risks and considerations. A common shareholder may be subject to the foregoing risks over an extended period of time, particularly if the Fund conducts an Eligible Tender Offer and is also subsequently terminated by or around the Dissolution Date.
If the Fund conducts an Eligible Tender Offer, the Fund anticipates that funds to pay the aggregate purchase price of shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Fund. In addition, the Fund may be required to dispose of portfolio investments in connection with any reduction in the Fund’s outstanding leverage necessary in order to maintain the Fund’s desired leverage ratios following a tender offer. The risks related to the disposition of securities in connection with the Fund’s dissolution also would be present in connection with the disposition of securities in connection with an Eligible Tender Offer. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Fund will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Fund’s ability to achieve its investment objective and decrease returns to shareholders. The tax effect of any such dispositions of portfolio investments will depend on the difference between the price at which the investments are sold and the tax basis of the Fund in the investments. Any capital gains recognized on such dispositions, as reduced by any capital losses the Fund realizes in the year of such dispositions and by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to such year, and such distributions will generally be taxable to common shareholders. If the Fund’s tax basis for the investments sold is less than the sale proceeds, the Fund will recognize capital gains, which the Fund will be required to distribute to common shareholders. In addition, the Fund’s purchase of tendered common shares pursuant to a tender offer will have tax consequences for tendering common shareholders and may have tax consequences for non-tendering
common shareholders.
The purchase of common shares by the Fund pursuant to a tender offer will have the effect of increasing the proportionate interest in the Fund of non-tendering
common shareholders. All common shareholders remaining after a tender offer may be subject to proportionately higher expenses due to the reduction in the Fund’s total assets resulting from payment for the tendered common shares. Such reduction in the Fund’s total assets may result in less investment flexibility, reduced diversification and greater volatility for the Fund, and may have an adverse effect on the Fund’s investment performance. Such reduction in the Fund’s total assets may also cause common shares to become thinly traded or otherwise negatively impact secondary trading of common shares. A reduction in net assets, and the corresponding increase in the Fund’s expense ratio, could result in lower returns and put the Fund at a disadvantage relative to its peers and potentially cause the Fund’s common shares to trade at a wider discount to NAV than it otherwise would. Furthermore, the portfolio of the Fund following an Eligible

Tender Offer could be significantly different and, therefore, common shareholders retaining an investment in the Fund could be subject to greater risk. For example, the Fund may be required to sell its more liquid, higher quality portfolio investments to purchase common shares that are tendered in an Eligible Tender Offer, which would leave a less liquid, lower quality portfolio for remaining shareholders. The prospects of an Eligible Tender Offer may attract arbitrageurs who would purchase the common shares prior to the tender offer for the sole purpose of tendering those shares which could have the effect of exacerbating the risks described herein for shareholders retaining an investment in the Fund following an Eligible Tender Offer.
The Fund is not required to conduct an Eligible Tender Offer. If the Fund conducts an Eligible Tender Offer, there can be no assurance that the number of tendered common shares would not result in the Fund having aggregate net assets below the Dissolution Threshold, in which case the Eligible Tender Offer will be canceled, no common shares will be repurchased pursuant to the Eligible Tender Offer and the Fund will dissolve on the Dissolution Date (subject to possible extensions). Following the completion of an Eligible Tender Offer in which the number of tendered common shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, the Board of Trustees may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval. Thereafter, the Fund will have a perpetual term. The investment manager may have a conflict of interest in recommending to the Board that the Dissolution Date be eliminated because the investment manager would continue to receive management fees on the remaining assets of the Fund while it remains in existence. The Fund is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining common shareholders may not have another opportunity to participate in a tender offer. Shares of closed-end
management investment companies frequently trade at a discount from their NAV, and as a result remaining common shareholders may only be able to sell their Shares at a discount to NAV.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common Stock Risk:
Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk:
Under normal market conditions, the Fund may invest up to 40% of its Managed Assets in preferred and other income securities. There are various risks associated with investing in preferred securities, including those described below. In addition, the on-going
COVID-19
outbreak has increased certain risks associated with investing in preferred securities. The impact of the
COVID-19
outbreak could persist for years to come and the full impact to financial markets is not yet known. See “Geopolitical Risk” below for additional information regarding the
COVID-19
outbreak.

•
Deferral and Omission Risk.
Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. In certain cases, deferring or omitting distributions may be mandatory. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income. In addition, recent changes in bank regulations may increase the likelihood for issuers to defer or omit distributions.

•
Credit and Subordination Risk.
Credit risk is the risk that a preferred security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•
Interest Rate Risk.
Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall, and therefore the Fund may underperform during periods of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of government monetary policy initiatives and resulting market reaction to those initiatives. Preferred securities without maturities or with longer periods before maturity may be more sensitive to interest rate changes.

•
Prepayment and Extension Risk.
Prepayment risk is the risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a preferred security more quickly than expected, such that the Fund may have to invest the proceeds in lower yielding securities, or that expectations of such early call will negatively impact the market price of the security. Extension risk is the risk that changes in the interest rates or credit spreads may result in diminishing call expectations, which can cause prices to fall.

•
Floating-Rate and
Fixed-to-Floating-Rate
Securities Risk.
The market value of floating-rate securities is a reflection of discounted expected cash flows based on expectations for future interest rate resets. The market value of such securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the reset. This risk may also be present with respect to fixed-to-floating-rate
securities in which the Fund may invest. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating-rate and fixed-to-floating-rate
securities will decline due to lower coupon payments on floating-rate securities.

•
Call, Reinvestment and Income Risk.
During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled, which is generally known as call risk. Recent regulatory changes may increase call risk with respect to certain types of preferred securities. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem preferred securities if the issuer can refinance the preferred securities at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer, or in the event of regulatory changes affecting the capital treatment of a security. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market rates that are below the portfolio’s current earnings rate.

•
Liquidity Risk.
Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

•
Limited Voting Rights Risk.
Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of trustees to the issuer’s board of trustees. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.

•
Special Redemption Rights.
In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may have a negative impact on the return of the security held by the Fund. See “Call, Reinvestment and Income Risk” above and “Regulatory Risk” below.

•
New Types of Securities.
From time to time, preferred securities, including hybrid-preferred securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Investment Manager believes that doing so would be consistent with the Fund’s investment objectives and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk:
Debt securities generally present two primary types of risk—credit risk, which refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due, and interest rate risk, which is the risk that debt securities will decline in value because of changes in market interest rates. Debt securities also are subject to other similar risks as preferred securities, including call risk, extension risk and liquidity risk.

Below Investment Grade and Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade and Unrated Securities Risk
. The Fund is permitted to invest up to 25% of its Managed Assets in securities that at the time of investment are rated below investment grade (lower than
“BBB-”
by S&P or lower than “Baa3” by Moody’s), but no lower than “CCC” by S&P or “Caa” by Moody’s, and, if unrated, determined by the Investment Manager to be of comparable quality. Securities rated below investment grade are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and these bonds are commonly referred to as “high yield” securities or “junk” securities. These securities are subject to a greater risk of default. The prices of these lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Lower grade securities tend to be less liquid than investment grade securities. The market values of lower grade securities tend to be more volatile than investment grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal or interest on those securities.
NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Ratings assigned by an NRSRO are not absolute standards of credit quality and do not evaluate market risks or the liquidity of securities. NRSROs may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.
The Fund may invest a significant portion of its assets in unrated securities (securities which are not rated by an NRSRO) if the Investment Manager determines that investment in the securities is consistent with the Fund’s investment objectives and policies. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. If a security is unrated, the Investment Manager will assign a rating using its own analysis of issuer quality. See “Principal Risks of the Fund—Below Investment Grade and Unrated Securities Risk” below.

Restricted and Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted and Illiquid Securities Risk.
The Fund may invest in investments that are illiquid (
i.e.,
securities that may be difficult to sell at a desirable time or price). There is no limit on the percentage of the Fund’s assets that may be invested in illiquid securities. Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. Restricted securities and illiquid securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the OTC markets. Contractual restrictions on the resale of securities result from negotiations between the issuer and purchaser of such securities and therefore vary substantially in length and scope. To dispose of a restricted security that the Fund has a contractual right to sell, the Fund may first be required to cause the security to be registered. A considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell, during which time the Fund would bear market risks.

Small and Medium Sized Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Small-and
Medium-Sized
Companies Risk:
Real estate companies in the industry tend to be small to
medium-sized
companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Foreign Non U S and Emerging Market Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign
(Non-U.S.)
and Emerging Market Securities Risk:
Investing in foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

•	future foreign economic, financial, political and social developments;
•	different legal systems;
•	the possible imposition of exchange controls or other foreign governmental laws or restrictions;
•	less governmental supervision;
•	regulation changes;
•	less publicly available information about foreign companies due to less rigorous disclosure and accounting standards or regulatory practices;
•	high and volatile rates of inflation;
•	foreign currency devaluation;
•	fluctuating interest rates; and
•	different accounting, auditing and financial record-keeping standards and requirements.
Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Political developments in foreign countries or the United States may at times subject such countries to sanctions from the U.S. government, foreign governments and/or international institutions that could negatively affect the Fund’s investments in issuers located in, doing business in, or with assets in such countries. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

•	the possibility of expropriation of assets;
•	confiscatory taxation;
•	difficulty in obtaining or enforcing a court judgment;
•	economic, political or social instability; and
•	diplomatic developments that could affect investments in those countries.
In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

•	growth of gross domestic product;
•	rates of inflation;
•	capital reinvestment;
•	resources;
•	self-sufficiency; and
•	balance of payments position.

To the extent the Fund’s investments are focused in a geographic region or country, the Fund will be subject, to a greater extent than if the Fund’s assets were less geographically focused, to the risks of adverse changes in that region or country. In addition, certain investments in foreign securities also may be subject to foreign withholding or other taxes, which would reduce the Fund’s return on those securities.
The Fund may hold foreign securities of developed market issuers and emerging market issuers. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes, exchange controls, the imposition of restrictions on foreign investment, the lack of hedging instruments, and restrictions on repatriation of capital invested or from problems in security registration or settlement and custody. Furthermore, custody practices and regulations abroad may offer less protection to investors, such as the Fund, and the Fund may be limited in its ability to enforce contractual rights or obligations. Emerging securities markets and exchanges are substantially smaller, less developed, less liquid, more volatile and subject to less governmental supervision than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.
As a result of these potential risks, the Investment Manager may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Investment Manager, have had no or limited prior experience.

Foreign Currency and Currency Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency and Currency Hedging Risk:
Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call options on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially.
Foreign currency forward contracts, foreign currency futures contracts, over-the-counter
(OTC) options on foreign currencies and foreign currency swaps are subject to the risk of default by the counterparty and can be illiquid. These currency hedging transactions, as well as the futures contracts and exchange-listed options in which the Fund may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency or other reference asset. As such, a small investment could have a potentially large impact on the Fund’s performance. Whether or not the Fund engages in currency hedging transactions, the Fund may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Use of currency hedging transactions may cause the Fund to experience losses greater than if the Fund had not engaged in such transactions.
The Fund’s transactions in foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
. Although to a lesser extent than with nonconvertible fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Contingent Capital Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Contingent Capital Securities Risk:
CoCos, sometimes referred to as contingent convertible securities, are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example, an automatic write-down of principal or a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. CoCos may be subject to an automatic writedown (
i.e.,
the automatic write-down of the principal amount or value of the securities, potentially to zero, and the cancellation of the securities) under certain circumstances, which could result in the Fund losing a portion or all of its investment in such securities. In addition, the Fund may not have any rights with respect to repayment of the principal amount of the securities that has not become due or the payment of interest or dividends on such securities for any period from (and including) the interest or dividend payment date falling immediately prior to the occurrence of such automatic write-down. An automatic write-down could also result in a reduced income rate if the dividend or interest payment is based on the security’s par value. If a CoCo provides for mandatory conversion of the security into common shares of the issuer under certain circumstances, such as an adverse event, the Fund could experience a reduced income rate, potentially to zero, as a result of the issuer’s common shares not paying a dividend. In addition, a conversion event would likely be the result of or related to the deterioration of the issuer’s financial condition (
e.g.,
a decrease in the issuer’s capital ratio) and status as a going concern, so the market price of the issuer’s common shares received by the Fund may have declined, perhaps substantially, and may continue to decline, which may adversely affect the Fund’s NAV. Further, the issuer’s common shares would be subordinate to the issuer’s other security classes and therefore worsen the Fund’s standing in a bankruptcy proceeding. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund intends to continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment grade securities. See “Below Investment Grade and Unrated Securities Risk.”

Options Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options Strategy Risk:
There are various risks associated with the Fund’s Options Strategy, including those described below under “Derivatives Risk,” as well as those that are specific to trading in options, such as risks from writing covered call options and put options and writing naked call and put options. Gains on options transactions depend on the investment manager’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event, would be unable to control its losses. The Fund may not be able to enter into derivatives transactions at the times or prices desired, which could limit its ability to implement its Options Strategy.
When the Fund writes listed or exchange-traded options, a liquid secondary market may not exist on an exchange when the Fund seeks to close out an option position, and by writing a put option, the Fund assumes the risk of a decline in the underlying security or index. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. The value of options written by the Fund may be adversely affected if the market for the option is reduced or becomes illiquid. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.
The Fund may write unlisted OTC options, which differ from listed or exchange-traded options in that they are two-party
contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. In addition, the Fund’s ability to terminate OTC options may be more limited than with exchange-traded options. In the event of default or insolvency of the counterparty, the Fund may be unable to liquidate an OTC option position.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk:
Derivatives transactions can be highly volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Derivatives transactions may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance, effecting a form of investment leverage on the Fund’s portfolio. In certain types of derivatives transactions the Fund could lose the entire amount of its investment; in other types of derivatives transactions the potential loss is theoretically unlimited.
The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives transactions. The Fund could experience losses if it were unable to liquidate a derivative position because of an illiquid secondary market. Although both OTC and exchange-traded derivatives markets may experience lack of liquidity, OTC non-standardized
derivatives transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market)
margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet variation margin requirements at a time when it may be disadvantageous to do so. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivatives transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio.
Successful use of derivatives transactions also is subject to the ability of the Investment Manager to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives. Derivatives transactions entered into to seek to manage the risks of the Fund’s portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. The use of derivatives transactions may result in losses greater than if they had not been used (and a loss on a derivatives transaction position may be larger than the gain in a portfolio position being hedged), may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to derivatives transactions may not otherwise be available to the Fund for investment purposes. The use of currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, political developments, government intervention or failure to intervene, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.

The Fund may enter into swap, cap or other transactions to attempt to protect itself from increasing interest or dividend expenses resulting from increasing short-term interest rates on any leverage it incurs or increasing interest rates on securities held in its portfolio. A decline in interest rates may result in a decline in the value of the transaction, which may result in a decline in the NAV of the Fund. A sudden and dramatic decline in interest rates may result in a significant decline in the NAV of the Fund. Depending on the state of interest rates in general, the use of interest rate hedging transactions could enhance or harm the overall performance of the Common Shares.
In the event the Fund enters into forward currency contracts for hedging purposes, the Fund will be subject to currency exchange rates risk. Currency exchange rates may fluctuate significantly over short periods of time and also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. The Fund’s success in these transactions will depend principally on the ability of the Investment Manager to predict accurately future foreign currency exchange rates.
The Fund’s investments in forward currency contracts and interest rate swaps would subject the Fund to risks specific to derivatives transactions, including: the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Furthermore, the ability to successfully use derivative instruments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. Thus, the use of derivative instruments for hedging, currency or interest rate management, or other purposes may result in losses greater than if they had not been used
Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. However, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations.
The Fund will be subject to credit risk with respect to the counterparties to certain derivatives transactions entered into by the Fund. Derivatives may be purchased on established exchanges or through privately negotiated OTC transactions. Each party to an OTC derivative bears the risk that the counterparty will default.
If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives transactions is generally lower than for uncleared OTC derivatives transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy their obligations to the Fund.
The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. The Investment Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund. Even if the Fund does hedge, the costs of such hedging transactions will reduce the Fund’s return.

The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect the Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Since these requirements are evolving, their impact on the Fund remains unclear. These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. See also “Regulatory Risk”.

Interest Rate Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Transactions Risk
. The Fund may enter into a swap or cap transaction to attempt to protect itself from increasing dividend or interest expenses resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. A sudden and dramatic decline in interest rates may result in a significant decline in the net asset value of the Fund.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk:
The Fund will be subject to credit risk with respect to the counterparties to derivatives transactions entered into by the Fund. If a counterparty, including a futures commission merchant or central clearing party, becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Mortgage and Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage- and Asset-Backed Securities Risk:
The risks associated with mortgage-related securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment risk, which can lead to significant fluctuations in value of the mortgage-related security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Asset-backed securities involve certain risks in addition to those presented by mortgage-related securities: (1) primarily, these securities do not have the benefit of the same security interest in the underlying collateral as mortgage-related securities and are more dependent on the borrower’s ability to pay; (2) credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due; and (3) most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If these obligations are sold to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. There is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies Risk.
To the extent the Fund invests a portion of its assets in investment companies, including open-end
funds,
closed-end
funds, ETFs and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment companies’ portfolio securities,

and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment companies. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. Risks associated with investments in closed-end
funds also generally include the risks associated with the Fund’s structure as a closed-end
investment company, including market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification.
In addition, investments in
closed-end
funds may be subject to dilution risk, which is the risk that strategies employed by a closed-end
fund, such as rights offerings, may, under certain circumstances, have the effect of reducing its share price and the Fund’s proportionate interest. In addition, restrictions under the 1940 Act may limit the Fund’s ability to invest in other investment companies to the extent desired.
The SEC has adopted Rule
12d1-4
permitting fund of fund arrangements subject to various conditions, and rescinding the present rule and certain exemptive relief previously granted. Rule
12d1-4
may adversely affect the Fund’s ability to invest in other investment companies and could also significantly affect the Fund’s ability to redeem its investments in other investment companies, making such investments less attractive. The effects of rule and other regulatory changes are not known as of the date of this report, but they could impact the Fund’s ability to achieve its desired investment strategies or cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.

Rule 144A Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rule 144A Securities Risk:
Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. Institutional markets for Rule 144A Securities that exist or may develop may provide both readily ascertainable values for such securities and the ability to promptly sell such securities. However, if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund, the Fund will be subject to increased liquidity risk and thus may not be able to sell the Rule 144A Securities at a desirable time or price.

Regulation S Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation S Securities Risk:
Regulation S securities are offered through
non-U.S.
offerings without registration with the SEC pursuant to Regulation S of the Securities Act. Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Because Regulation S securities are generally less liquid than registered securities, the Fund may take longer to liquidate these positions than publicly traded securities or may not be able to sell them at the price desired. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded or otherwise offered in the United States. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in losses to the Fund.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk:
The Fund currently intends to seek to enhance the level of its distributions and total return through the use of leverage. Under normal market conditions, the Fund generally expects to utilize leverage in an amount equal to approximately 30% of Managed Assets (under the 1940 Act, the Fund may borrow in an amount up to 33 1/3% of its Managed Assets as measured immediately after such borrowing) through borrowings, including loans from certain financial institutions and/or the issuance of debt securities. However, the Fund may utilize leverage opportunistically and may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time (
i.e.
, higher or lower than the anticipated approximate 30% level noted above) based on the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. The Fund may also engage in leverage up to the maximum permitted by the 1940 Act through the issuance of Preferred Shares. The Fund also is permitted to enter into Reverse Repurchase Agreements, the proceeds of which may be used for leverage.
Certain other investment strategies, such as short sales or the use of derivatives, may also be considered a form of economic leverage and may be subject to the risks associated with the use of leverage. Leverage is a speculative technique and there are special risks and costs associated with leveraging. There is no assurance that a leveraging strategy will be successful. Leverage involves risks and special considerations for Common Shareholders, including (i) the likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in the interest or dividend rates that the Fund must pay on any leverage will reduce the return on the holders of the Common Shares; (iii) the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares; and (iv) leverage may increase operating costs, which may reduce total return. If the Fund utilizes leverage, the fees paid to the Investment Manager for investment advisory and management services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund’s Managed Assets, which include the principal amount of outstanding Borrowings, the liquidation preference of Preferred Shares, if any, and the proceeds of any Reverse Repurchase Agreements. The Fund may borrow in foreign currencies, which will expose the Fund to foreign currency risk. See “Foreign Currency and Currency Hedging Risk.” Any such exposure is subject to the risk that the U.S. dollar will decline in value relative to the currency in which the Fund has borrowed, in which case the Fund will be worse off than if it had borrowed in U.S. dollars. Similar risks may apply if the Fund engages in leveraging transactions through the use of derivatives.
Many of the real estate investments in which the Fund directly or indirectly will invest will also employ leverage. These investments may include direct or indirect interests in public or private companies with highly leveraged capital structures. The cumulative effect of the use of leverage by the Fund or the real estate investments in which the Fund invests could result in substantial losses, exceeding those that would have been incurred had leverage not been employed, which may impede the Fund’s ability to achieve its investment objective and decrease returns to shareholders.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk:
The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.
Within the parameters of the Fund’s valuation guidelines, the valuation methodologies used to value certain of the Fund’s assets, in particular the Fund’s assets that are not traded on established securities exchanges, will involve subjective judgments and projections that ultimately may not materialize. Ultimate realization of the value of an asset depends to a great extent on economic, market and other conditions beyond the Fund’s control and the control of the Investment Manager. Rapidly changing market conditions or material events may not be immediately reflected in our daily NAV.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk
. The Fund may invest in preferred securities or other securities, the Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. It could be more difficult for the Fund to comply with the tax requirements applicable to RICs if the tax characterization of the Fund’s investments or the tax treatment of the income from such investments were successfully challenged by the IRS.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Management Risk
. As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the investment manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Potential Conflicts of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk:
The Investment Manager and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Investment Manager and its affiliates may provide investment management services to other funds and discretionary managed 45 accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Investment Manager and its affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Investment Manager nor its affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, other accounts of the Investment Manager and its affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of other accounts managed by the Investment Manager or its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the proprietary or other accounts managed by the Investment Manager or its affiliates achieve profits. The Investment Manager has informed the Fund’s Board of Trustees that the investment professionals associated with the Investment Manager are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The Investment Manager and its affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Investment Manager and its affiliates in a fair and equitable manner. The Fund depends to a significant extent on the Investment Manager’s access to the investment professionals and senior management of the Investment Manager and the information and deal flow generated by the Investment Manager’s investment professionals and senior management during the normal course of their investment and portfolio management activities. The senior management and the investment professionals of the Investment Manager source, evaluate, analyze and monitor the Fund’s investments. The Fund’s future success will depend on the continued service of the senior management team and investment professionals of the Investment Manager.

Dependence on Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dependence on Key Personnel Risk:
The Investment Manager is dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Investment Manager were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the Investment Manager might not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. In addition, the performance of the Fund may also depend on the experience and expertise of individuals who become associated with the Investment Manager in the future. Additionally, the Fund will be exposed to these risks with respect to the managers of any pooled investment vehicles in which the Fund invests.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk:
The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving the Fund’s investment objectives. There are no limits on portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Investment Manager, investment considerations warrant such action. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund that, when distributed to Common Shareholders, would be taxable to such shareholders as ordinary income.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified
Status Risk:
Because the Fund, as a
non-diversified
investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in the Fund presents greater risk to you than an investment in a diversified company.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions.
 The Declaration of Trust
and By-Laws of
the Fund include provisions that could limit the ability of other entities or persons to acquire control of the Fund or change the Fund’s structure. The provisions may have the effect of depriving common stockholders of an opportunity to sell their shares at a premium over prevailing market prices or have the effect of inhibiting conversion of the Fund to an open-end fund.

Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geopolitical Risk:

Occurrence of global events similar to those in recent years, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics or pandemics, such as that caused by COVID-19, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
Although the long-term economic fallout of COVID-19 is difficult to predict, it has contributed to, and may continue to contribute to, market volatility, inflation and systemic economic weakness. COVID-19 and efforts to contain its spread may also exacerbate other pre-existing political, social, economic, market and financial risks. In addition, the U.S. government and other central banks across Europe, Asia, and elsewhere announced and/or adopted economic relief packages in response to COVID-19. The end of any such program could cause market downturns, disruptions and volatility, particularly if markets view the ending as premature. The U.S. federal government ended the COVID-19 public emergency declaration on May 11, 2023, however, the effects of the COVID-19 pandemic are expected to continue and the risk that new variants of COVID-19 may emerge remains. Therefore the economic outlook, particularly for certain industries and businesses, remains inherently uncertain.
On January 31, 2020, the United Kingdom (UK) withdrew from the European Union (EU) (referred to as Brexit). An agreement between the UK and the EU governing their future trade relationship became effective January 1, 2021. Brexit has resulted in volatility in European and global markets and could have potentially significant negative long-term impacts on financial markets in the UK and throughout Europe.
On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts. To the extent the Fund has exposure to the energy sector, the Fund may be especially susceptible to these risks. Furthermore, in March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. These disruptions may also make it difficult to value the Fund’s portfolio investments and cause certain of the Fund’s investments to become illiquid. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk:
With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the Investment Manager) may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyberattacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service.
Successful cyber-attacks against, or security breakdowns of, the Fund, the Investment Manager, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyberattacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Furthermore, as a result of breaches in cyber security or other operational and technology disruptions or failures, an exchange or market may close or issue trading halts on specific securities or an entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. While the Fund has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.
Each of the Fund and the Investment Manager may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk:
The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The SEC’s final rules, related requirements and amendments to modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions and/or increase overall expenses of the Fund. In addition to Rule 18f-4, which governs the way derivatives are used by registered investment companies, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Litigation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Litigation Risk:
In the ordinary course of its business, the Fund or a portfolio investment may be subject to litigation from time to time. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for long periods of time. Any litigation may consume substantial amounts of the Investment Manager’s time and attention, and that time and the devotion of these resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.